Contributed surplus (Details) - Schedule of pre-funded warrant activity	12 Months Ended
Dec. 31, 2022 shares
Schedule Of Pre Funded Warrant Activity Abstract
Opening Balance
Granted	2,548,276
Exercised, net of issuance costs	(423,276)
Total	2,125,000